STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 28, 2024	Aug. 31, 2021	Jun. 30, 2021	Feb. 29, 2020	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Aug. 10, 2023	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares authorized					59,000,000			59,000,000
Common stock, shares authorized					55,000,000			55,000,000		55,000,000	55,000,000	59,000,000
Common stock par value					$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized					4,000,000			4,000,000		4,000,000	0
Preferred stock par value					$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued					0			0		0	0
Preferred stock, shares outstanding					0			0		0	0
Reserved for common stock future issuance					3,284,488			3,284,488
Number of warrants outstanding					25,221,406			25,221,406		25,975,001
Exercise price										$ 11.50
Warrant exercise price										$ 2.58	$ 17.47
Proceeds from of common stock gross								$ 1,727,279	$ 1,588,695	$ 2,829,395	$ 3,000,760
Offering costs					$ 800,000			$ 800,000		800,000
Number of shares issued					$ 617,279	$ 1,110,000	$ 1,512,260			$ 1,512,260	$ 2,904,160
Number of options granted									68,080	458,080	284,016
Options exercisable					$ 6.91			$ 6.91		$ 7.64
Stock based compensation								$ 2,401,046	$ 2,755,087	$ 6,645,891	$ 6,942,653
Unrecognized stock-based compensation					$ 2,289,000			$ 2,289,000		$ 4,690,000
Weighted average exercise price					$ 6.14			$ 6.14	$ 6.59	$ 6.14	$ 6.48		$ 6.09
Total options outstanding					3,659,015			3,659,015	3,269,015	3,659,015	3,216,408		2,932,392
Options were available for grant									$ 10.42	$ 3.91	$ 10.42
Revision of Prior Period, Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares issued										1,702
Preferred stock, shares outstanding										1,702
Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options granted									68,080	458,080	284,016
Options term									10 years	10 years	10 years
Options exercisable									$ 10.42		$ 10.42
Number of options vested									6,189	35,000	42,643
Grant date fair value									$ 1,271,040	$ 2,113,000	$ 4,774,000
Weighted average exercise price										$ 6.19
Options vesting period										3 years
Total options outstanding										3,659,015
Options were available for grant										$ 19,802
Share-Based Payment Arrangement, Option [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options vested										6,189
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock based compensation										$ 1,280,970
Maximum [Member] | Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price										$ 10.42
Minimum [Member] | Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price										$ 2.50
Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, shares	250,000
Proceeds from of common stock gross	$ 1,345,025
Offering costs	$ 155,000
Cash fees					$ 1,050,000			$ 1,050,000
Placement Agency Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equal fee percentage								7.00%
Legal fees								$ 15,000
Maxim total								$ 120,000
Omnibus Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reserved for common stock future issuance					19,802			19,802		19,802
2018 Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reserved for common stock future issuance					2,320,897			2,320,897	2,320,897	2,320,897	2,320,897
2021 Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of share based compensation		154,726									464,179
Business Combination [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued upon the consummation of business combination								4,523,167
Reserved for common stock future issuance					148,950			148,950
Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized					5,000			5,000		5,000
Preferred stock par value					$ 0.0001			$ 0.0001		$ 0.0001
Preferred stock, shares issued					150			150		0
Preferred stock, shares outstanding					150			150		0
Beneficial ownership limitation description								Each share of Series B Preferred Stock is convertible into a number of shares of Jet.AI Common Stock, subject to certain limitations, including a beneficial ownership limitation of 4.99% (calculated in accordance with the rules promulgated under Section 13(d) of the Securities Exchange Act of 1934), which can be adjusted to a beneficial ownership limitation of 9.99% upon 61 days prior written notice by Iconic. Prior to the approval by the Company’s stockholders of the issuance of shares of common stock issuable upon exercise of the shares of Series B Preferred Stock in accordance with Nasdaq Stock Market Rules, shares of Series B Preferred Stock cannot be converted into shares of common stock if, as a result of such conversion, the number of shares of common stock to be issued would exceed 19.9% of the total number of shares of the Company’s outstanding common stock.
Conversion amount								$ 10,000
Preferred stock, redeemed price								110.00%
Series A And Series A One Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares issued					1,702			1,702
Preferred stock, shares outstanding					1,702			1,702
Series B Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares issued					150			150
Preferred stock, shares outstanding					150			150
Series B Convertible Preferred Stock [Member] | Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, shares	150
Warrant purchase shares	1,500
Warrant exercise price	$ 10,000
Nonvoting Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross proceeds										$ 18,598
Nonvoting Common Stock [Member] | Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares granted		148,950
Nonvoting Common Stock [Member] | Jet Token Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price per share			$ 24	$ 9.69
Number of shares issued, shares			902,777	1,031,510				65,960			119,407
Proceeds from of common stock gross										$ 1,598,630	$ 2,901,106
Number of shares issued								$ 1,588,695
Sale of stock, consideration received on transaction										1,915
Shares issued escrow funds										65,960
Escrow deposit										$ 6,724
Nonvoting Common Stock [Member] | Jet Token Inc [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued			$ 21,880,000	$ 10,000,000
Nonvoting Common Stock [Member] | Escrow [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from of common stock gross											$ 15,544
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized					55,000,000			55,000,000				55,000,000
Common stock par value					$ 0.0001			$ 0.0001				$ 0.0001
Reserved for common stock future issuance										3,284,488
Number of shares issued, shares					2,200,000	1,000,000	65,960			65,960	121,323
Number of shares issued					$ 220	$ 100	$ 7			$ 7	$ 12
Common Stock [Member] | Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reserved for common stock future issuance										148,950
Common Stock [Member] | 2021 Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of share based compensation											464,179
Common Stock [Member] | Business Combination [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued upon the consummation of business combination										4,523,167
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized					4,000,000			4,000,000				4,000,000
Preferred stock par value					$ 0.0001			$ 0.0001				$ 0.0001
Preferred Stock [Member] | Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants outstanding					5,760,000			5,760,000		5,760,000
Exercise price					$ 11.50			$ 11.50
Warrant [Member] | Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reserved for common stock future issuance										237,030
Share price per share										$ 15.00
Warrant [Member] | Business Combination [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued upon the consummation of business combination								7,196,375		7,196,375
Reserved for common stock future issuance					237,030			237,030
Share price per share					$ 15.00			$ 15.00